Risk	12 Months Ended
Dec. 31, 2022
Risk
Risk

27    Risk

(a)	Financial risk management

The Company monitors market, credit, and operational risks in line with the objectives in capital management and counts with the support, monitoring, and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company monitors the effectiveness of the Company’s risk management.

The sensitivity analyses in the following sections relate to the position as of December 31, 2022.

Capital management

The Company’s objectives when managing capital are to:

●	maximize shareholder value;
●	safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
●	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or alter the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

No changes were made in the objectives, policies, or processes for managing capital during the years ended December 31, 2022, 2021 and 2020.

(i)  Foreign exchange risk

Exposure

The Company’s exposure to foreign currency risk as of December 31, 2022 and 2021, was as follows:

	2022	2021
Cash and cash equivalents (Note 5)	14,143	154
Loans and financing	(654,514)	(654,864)

The Company does not operate outside Brazil and does not have exposure to foreign exchange risk on commercial transactions, i.e., revenues or expenses.

Sensitivity analysis

The sensitivity analysis as of December 31, 2022, consider three scenarios of U.S. dollar exchange rate variation, as follows:

●	Base scenario - exchange rate as of December 31, 2022 of R$ 5.2171 per US$ 1.00;
●	Scenario I - a 10% increase in the U.S. dollar exchange rate to R$ 5.7388; and
●	Scenario II - a 10% decrease in the U.S. dollar exchange rate to R$ 4.6954.

The table below set forth the sensitivity analysis as of December 31, 2022, for cash and cash equivalents and financial investments of US$ 2,711 thousand and for US$ 118,079 thousand of convertible notes, both denominated in U.S. dollar:

	Base scenario	Scenario I	Scenario II
	Exchange rate: R$ 5.2171	Exchange rate: R$ 5.7388	Exchange rate: R$ 4.6954
Finance income (costs)	—	R$ 63,016	R$ (63,016)

(ii)  Liquidity risk

Management of the Company has responsibility for mitigating liquidity risk. In order to achieve its goals, management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for printing educational content, freight expenses, operating expenses, labor and social obligations, acquisition of interest in other entities and other operating disbursements.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

							More
	Less than	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	than 5
December 31, 2022	3 months	months	years	years	years	years	years	Total
Trade payables	182,748	—	—	—	—	—	—	182,748
Lease liabilities	9,080	25,249	23,735	18,189	550	102	—	76,905
Loans and financing	88,144	14,729	18,792	397,275	397,275	397,275	623,340	1,936,830
Derivative financial liabilities	838	2,855	—	—	—	—	110,154	113,847
Accounts payable to selling shareholders	447,492	613,254	326,792	3,400	265	—	—	1,391,203
	728,302	656,086	369,319	418,864	398,090	397,377	733,494	3,701,532

(iii)   Financial counterparty risk

This risk arises from the possibility that the Company may incur losses due to the default of its counterparties. To mitigate these risks, the Company adopts as practice the analysis of the financial and equity situation of its counterparties.

Counterparty credit limits, which take published credit ratings and other factors into account, are set to cover the Company’s total aggregate exposure to a single financial institution. Exposures and limits applicable to each financial institution are approved by our treasury within guidelines approved by the board and are reviewed on a regular basis.

(iv)   Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s investments with floating interest rates. The Company is mainly exposed to fluctuations in CDI interest rates on financial investments, related parties, accounts payable to selling shareholders and loans and financing.

Sensitivity analysis

The Company has a significant portion of its financial investments indexed to the CDI variation. According to the reference rates obtained from the website of the Brazilian Stock Exchange – B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and projected for 12 months, as of December 31, 2022, the CDI rate was 13,65%.

As of December 31, 2022, the Company’s management estimated two scenarios of the CDI rates at +10% and -10%, which were used as a basis for the possible and remote scenarios, respectively. The table below shows a summary of the scenarios estimated by Management and the effect on profit before income taxes:

December 31, 2022	Exposure	+10%	-10%
Cash equivalents	190,445	—	(19,045)
Financial investments	422,646	—	(5,769)
Accounts payable to selling shareholders	703,354	9,601	—
Related parties	3,956	54	—
Loans and financing	1,551,612	18,035	—

The Company performed evaluation of their fair value at the end of each year in order to account for any changes to it, as disclosed in Note 26. These derivatives, which are not publicly traded, have specific conditions that do not enable the Company to present a sensitivity analysis in relation to specific interest rates or market indexes.

Changes in liabilities arising from financing activities

	December	Cash		December	Cash		December	Cash		December
	31, 2019	flows	Other	31, 2020	flows	Other	31, 2021	flows	Other	31, 2022
Leases	25,857	(10,610)	19,973	35,220	(19,023)	26,921	43,118	(25,476)	59,263	76,905
Loans and financing	98,561	183,860	28,698	311,119	1,448,208	72,000	1,831,327	(95,580)	201,082	1,936,829
Total	124,418	173,250	48,671	346,339	1,429,185	98,921	1,874,445	(121,056)	260,345	2,013,734